Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2023
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

9.Intangible assets and goodwill:

					Weighted
			Accumulated		remaining
		Accumulated	impairment		average useful
As at March 31, 2023	Cost	amortization	losses	Net	life (in years)
Customer relationships	$3,029,631	$(2,195,217)	$—	$834,414	3.75
License agreements	1,703,837	(931,162)	—	772,675	4.22
Tradenames	22,504,329	(2,998,269)	(19,506,060)	—	—
Intangible assets	$27,237,797	$(6,124,648)	$(19,506,060)	$1,607,089	3.98
Goodwill	$21,968,821	$—	$(19,542,436)	$2,426,385	N/A

					Weighted
			Accumulated		remaining
		Accumulated	impairment		average useful
As at March 31, 2022	Cost	amortization	losses	Net	life (in years)
Non-compete agreements	$319,872	$(319,872)	$—	$—	—
Customer relationships	11,127,771	(9,896,889)	—	1,230,882	4.75
Farmer relationships	10,446,700	(10,446,700)	—	—	—
Patents	288,541	(288,541)	—	—	—
License agreements	4,088,843	(3,050,053)	—	1,038,790	3.79
Website and trademarks	529,441	(457,836)	—	71,605	1.00
Computer software	710,525	(669,341)	—	41,184	0.25
Tradenames	22,504,329	(1,704,755)	(1,527,000)	19,272,574	14.00
Intangible assets	$49,696,150	$(26,514,115)	$(1,527,000)	$21,655,035	7.73
Goodwill	$127,442,658	$—	$(105,274,370)	$22,168,288	N/A

Amortization expense has been recorded in the following accounts in the consolidated statements of loss:

	Years ended
	March 31,	March 31,
	2023	2022
Cost of sales	$958	$582,096
Selling, general and administrative expenses	1,658,365	2,774,632
	$1,659,323	$3,356,728

The estimated aggregate amortization expense related to intangible assets with finite useful life for each of the next five fiscal years is as follows:

	2024	2025	2026	2027	2028
Estimated aggregate amortization expense	$405,646	$405,646	$405,646	$350,020	$40,131

Goodwill as of March 31, 2023 and March 31, 2022 was as follows:

	Notes	Goodwill
Balance as at March 31, 2021		$25,453,372
Impairment loss		(3,288,847)
Effect of movements in exchange rates		3,763
Balance as at March 31, 2022		$22,168,288
Impairment loss		(19,542,436)
Effect of movements in exchange rates		(199,467)
Balance as at March 31, 2023		$2,426,385

An impairment test of goodwill is performed on an annual basis, or more frequently if an impairment indicator is triggered. Impairment is determined by assessing the recoverable amount of the reporting unit to which goodwill is allocated and comparing it to the reporting units’ carrying amount. For the purpose of impairment testing, this represents the lowest level within the Company at which the goodwill is monitored for internal management purposes.

The aggregate amount of goodwill is allocated to each reporting unit as follows:

	March 31,	March 31,
	2023	2022
Biodroga	$2,426,385	$2,625,851
Sprout	—	19,542,437
	$2,426,385	$22,168,288

(a)	Annual impairment testing of Biodroga:

The Company performed its annual impairment testing of the Biodroga goodwill as at March 31, 2023 and 2022. The fair value of the Biodroga reporting unit’s operations was determined to be higher than the carrying value and resulted in no impairment of goodwill recorded in the year ended March 31, 2023 and March 31, 2022.

The fair value of the reporting unit was estimated using discounted cash flow model with a WACC pre-tax discount rate of 13.34% (2022 – 15.175)% and also used the market multiples valuation approach. The discount rate represents the WACC for comparable companies operating in similar industries as the reporting unit, based on publicly available information. Determination of the WACC requires separate analysis of the cost of equity and debt, and considers a risk premium based on an assessment of risks related to the projected cash flows of the reporting unit. We believe these assumptions are consistent with the assumptions that a hypothetical marketplace participant would use.

Cash flows were projected based on past experience, actual operating results and the three-year business plan including a terminal growth rate of 2.5% (2022 – 2.5%).

The most significant assumptions used to estimate the fair values using discounted cash flow model included the forecasted revenue, gross margins, net working capital investment, terminal value as well as the discount rate. These significant assumptions are classified as Level 3 in the fair value hierarchy, signifying that they are not based on observable market data. Should these projections not be realized, an impairment loss may be needed in future periods. As at March 31, 2023 and 2022, the assumptions used in determining the fair value were not subject to a degree of uncertainty that would have caused impairment to be recorded as there was sufficient headroom between the fair value of the reporting unit and its carrying value.

The model is particularly sensitive to the future expected cash flows in the upcoming periods, should these not be realized, an impairment loss may be needed in future periods.

(b)	Impairment testing of Sprout:

During the fourth quarter of year ended March 31, 2023, the Company performed an annual impairment testing of the Sprout goodwill.  The Company compared the carrying amount of the reporting unit to the fair value. The fair value of the Sprout reporting unit was determined to be lower than the carrying value and a $11,971,965 goodwill impairment loss was recorded in the fourth quarter of the year ended March 31, 2023, resulting in no goodwill remaining. The fair value of the reporting unit was estimated using a discounted cash flow model with a WACC pre-tax discount rate of 11.6%.  The discount rate represents the WACC for comparable companies operating in similar industries as the reporting unit, based on publicly available information. Determination of the WACC requires separate analysis of the cost of equity and debt, and considers a risk premium based on an assessment of risks related to the projected cash flows of the reporting unit. During the fourth quarter of the year ended March 31, 2023, all of the  trademark intangible assets on Sprouts books were also impaired, which resulted in an impairment of $15,385,531. These impairments were mostly due to revised expected cash inflows based on the Company's latest projections.

During the third quarter of the year ended March 31, 2023 due to the Company’s sustained decrease in share price, the Company concluded a triggering event occurred and performed a quantitative impairment test for the Sprout reporting unit. Based on the results of the Company’s third quarter impairment analysis, the estimated fair value of the Sprout reporting unit exceeded its carrying value, and no impairment was recognized.

During the second quarter of year ended March 31, 2023, there were changes in the general economic and financial conditions of the markets the Company serves. The Company’s Sprout reporting unit was adversely impacted during the second quarter of 2022 by these conditions, which impacted the operating results. Accordingly, management concluded that these factors were indicators of impairment. As a result, management performed an impairment test for the Sprout reporting unit, for which it revised its assumptions on projected earnings and cash flows growth, as well as its assumptions on discount rates used to apply to the forecasted cash flows, using its best estimate of the conditions existing at September 30, 2022. The Company compared the carrying amount of the reporting unit to the fair value. The fair value of the Sprout reporting unit was determined to be lower than the carrying value and a $7,570,471 goodwill impairment loss was recorded in the quarter ended September 30, 2022. Due to the impairment losses recorded in this quarter, there is no headroom between the fair value of the reporting unit and its carrying value and therefore, changes in assumptions in future periods may result in additional impairment charges. The Company also identified a trigger or impairment related to its intangible assets and recorded an impairment of $2,593,529 for the Sprout trademarks. The fair value was determined using a relief from royalty model.

As part of the impairment testing process, during the above periods in fiscal 2023, the Company considered a number of factors including, but not limited to, current macroeconomic conditions such as inflation, economic growth, and interest rate movements, industry and market considerations, stock price performance (including performance relative to peers) and overall financial performance of the Sprout reporting unit. Although management used its best estimate to assess the potential impact of the changes in the general economic conditions on the Company’s business, management exercised significant judgment to estimate forecasted cash flows and discount rate, using assumptions which are subject to significant uncertainties. For trademarks, the fair value was determined using a relief from royalty model, for which the rate used is a significant assumption.

Cash flows were projected based on past experience, actual operating results and the three-year business plan including a terminal growth rate of 3.5%. The most significant assumptions used to estimate the fair values using a discounted cash flow model included the forecasted revenue, gross margins, net working capital investment, terminal value as well as the discount rate. These significant assumptions are classified as Level 3 in the fair value hierarchy, signifying that they are not based on observable market data. A decrease in the projected cash flow or an increase in discount rate could have resulted in a higher impairment charge.

During the year ended March 31, 2022, the Company also identified a trigger of impairment related to its intangible assets and recorded an impairment charge of $1,527,000 for tradenames. The fair value was determined using a discounted cash flow model. The most significant assumptions used to estimate the fair values using discounted cash flow model included the forecasted revenue, gross margins, net working capital investment, terminal value as well as the discount rate. These significant assumptions are classified as Level 3 in the fair value hierarchy, signifying that they are not based on observable market data. A decrease in the projected cash flow or an increase in discount rate could have resulted in an impairment charge. Should these projections not be realized, an impairment loss may be needed in future periods. Due to the impairment losses recorded in the fourth quarter of fiscal 2022, there is no headroom between the fair value of the reporting unit and its carrying value and therefore, changes in assumptions in future periods may result in additional impairment charges.